Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 34,842	$ 25,051
Trade and other receivables, net (note 4)	422,571	401,440
Fuel and natural gas in storage	43,719	48,982
Supplies and consumables inventory	179,881	173,424
Regulatory assets (note 7)	194,943	142,970
Prepaid expenses	68,771	65,786
Derivative instruments (note 23)	11,090	5,584
Other assets (note 11)	12,760	15,800
Assets held for sale (note 24)	166,513	187,308
Assets, current, total	1,135,090	1,066,345
Property, plant and equipment, net (note 5)	9,450,095	9,126,773
Intangible assets, net (note 6)	69,136	72,464
Goodwill (note 6)	1,312,224	1,324,062
Regulatory assets (note 7)	1,126,116	1,184,713
Long-term investments (note 8)
Investments carried at fair value	2,058	1,054,665
Other long-term investments	65,699	140,097
Derivative instruments (note 23)	97,376	69,206
Deferred income taxes (note 17)	11,218	151,576
Other assets (note 11)	163,622	184,403
Assets held for sale (note 24)	3,529,123	3,999,657
Assets	16,961,757	18,373,961
Current liabilities:
Accounts payable	164,154	180,407
Accrued liabilities	503,250	480,694
Dividends payable (note 15)	49,708	74,995
Regulatory liabilities (note 7)	76,744	99,850
Long-term debt (note 9)	491,733	621,856
Other long-term liabilities (note 12)	36,265	79,315
Derivative instruments (note 23)	1,889	20,709
Other liabilities	20,706	7,894
Liabilities associated with assets held for sale (note 24)	152,961	119,460
Liabilities, current, total	1,497,410	1,685,180
Long-term debt (note 9)	6,207,040	6,878,299
Regulatory liabilities (note 7)	559,638	634,446
Deferred income taxes (note 17)	577,173	566,264
Derivative instruments (note 23)	17,534	5,971
Pension and other post-employment benefits obligation (note 10)	73,557	96,496
Other long-term liabilities (note 12)	273,798	310,219
Liabilities associated with assets held for sale (note 24)	1,574,334	1,254,315
Liabilities, noncurrent, total	9,283,074	9,746,010
Redeemable non-controlling interests
Redeemable non-controlling interest, held by related party (note 16)	0	308,350
Redeemable non-controlling interests (notes 16, 24(a))	5,000	10,013
Redeemable non-controlling interests, total	5,000	318,363
Equity:
Preferred shares	184,299	184,299
Common shares (note 13(a))	7,391,304	6,229,994
Additional paid-in capital	(19,217)	7,254
Deficit	(2,929,855)	(1,279,696)
Accumulated other comprehensive loss (“AOCI”) (note 14)	81,398	(102,286)
Total equity attributable to shareholders of Algonquin Power & Utilities Corp.	4,707,929	5,039,565
Non-controlling interests (notes 16, 24(a))
Non-controlling interests - tax equity partnership units	1,099,334	1,196,720
Other non-controlling interests	369,010	347,338
Non-controlling interest, held by related party	0	40,785
Non-controlling interests, total	1,468,344	1,584,843
Total equity	6,176,273	6,624,408
Commitments and contingencies (note 21)
Subsequent events (notes 1(c), 7, 24)
Liabilities and equity, total	$ 16,961,757	$ 18,373,961